Condensed Consolidated Statements of Cash Flows (10Q) $ in Thousands	9 Months Ended
Sep. 30, 2014 USD ($)
Cash flows from operating activities:
Net loss	$ (3,139)
Adjustments to reconcile net loss to net cash used for operating activities:
Depreciation and amortization	278
Stock-based employee compensation	242
Warrants cost issued as interest expense	258
Gain on derivative liability	(5)
Changes in operating assets and liabilities:
Accounts receivable, net	195
Prepaid expenses and other assets	(31)
Accounts payable	(106)
Accrued compensation	(50)
Other accrued and long-term liabilities	15
Deferred revenue	(165)
Net cash used in operating activities	(2,508)
Cash flows from investing activities:
Acquisition of property and equipment	(4)
Net cash used in investing activities	(4)
Cash flows from financing activities:
Net cash provided by financing activities	2,208
Net decrease in cash and cash equivalents	(304)
Cash and cash equivalents at beginning of period	945
Cash and cash equivalents at end of period	641
Non-cash financing and investing transactions:
Dividends on preferred shares	1,989
Accretion of beneficial conversion feature on issuance of convertible Preferred Stock	337
Accretion of beneficial conversion feature on issuance of Preferred Stock dividends	265
Conversion of Series C Preferred Stock into Common Stock	1
Series D-1 Preferred Stock [Member]
Cash flows from financing activities:
Proceeds from issuance of Series D Preferred Stock, net of issuance costs	1,828
Non-cash financing and investing transactions:
Dividends on preferred shares	329
Accretion of beneficial conversion feature on issuance of Preferred Stock dividends	151
Series D-2 Preferred Stock [Member]
Cash flows from financing activities:
Proceeds from issuance of Series D Preferred Stock, net of issuance costs	380
Non-cash financing and investing transactions:
Dividends on preferred shares	$ 400
Accretion of beneficial conversion feature on issuance of Preferred Stock dividends